notes to consolidated financial statements (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
TELUS Communications Inc.
Consolidation
Percent ownership	100.00%
TELUS International (Cda) Inc.
Consolidation
Percent ownership	55.20%	62.60%